CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street, N.E.
Atlanta, GA  30309

August 3, 2009

Securities and Exchange Commission

Attention:  Kim Browning

100 F Street, N.E.

Washington, DC  20549

Re:  CornerCap Group of Funds (the “Registrant”)

File Nos. 33-3149 and 811-4581

Dear Ms. Browning:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is a certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Registrant, effective July 29, 2009, do not differ from those filed in the Post-Effective Amendment No. 37 on July 29, 2009, which was filed electronically.

Sincerely,

/s/JoEllen L. Legg

JoEllen L. Legg

Associate Counsel

ALPS Fund Services, Inc.

Administrator to CornerCap Group of Funds